Fair Value Measurement	12 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 10. Fair Value Measurement

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

Cash Equivalents and Investments Held in Trust Account

The fair values of the Company’s cash equivalents and investments held in the Trust Account are determined through market, observable and corroborated sources.

Warrant Liability

The fair value of the derivative warrant liability was determined by the Company using the quoted market prices for the publicly traded warrants. On reporting dates where there are no active trades the Company uses the last reported closing trade price of the warrants to determine the fair value (Level 2).

There were no transfers between Level 1, 2 or 3 during any periods presented. There are no assets written down to fair value on a non-recurring basis.

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2012 and June 30, 2011, respectively, and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

Fair Value of Financial Assets and Liabilities as of June 30, 2012

		Quoted Prices	Significant Other	Significant Other
	Balances, at	in	Observable	Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash	$231,400	$231,400
Investments held in Trust Account	80,244,448	80,244,448	$—	$—
Total	$80,475,848	$80,475,848	$—	$—
Liabilities:
Warrant liability	$7,330,000	$—	$7,330,000	$—
Total	$7,330,000	$—	$7,330,000	$—

Fair Value of Financial Assets as of June 30, 2011

		Quoted Prices	Significant Other	Significant Other
	Balances, at	in	Observable	Unobservable
	June 30,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Cash	$84,042	$84,042	$—	$—
Total	$84,042	$84,042	$—	$—